Property and Equipment, net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net
Total	$ 15,418,947	$ 14,895,521
Less: Accumulated depreciation	(11,318,470)	(9,501,779)
Property and equipment, net	4,100,477	5,393,742
Depreciation expenses	1,769,428	1,492,217
Electronic equipment
Property, Plant and Equipment, Net
Total	13,128,249	12,729,696
Office equipment and furniture
Property, Plant and Equipment, Net
Total	319,251	363,163
Motor vehicles
Property, Plant and Equipment, Net
Total	240,513	82,470
Leasehold improvements
Property, Plant and Equipment, Net
Total	$ 1,730,934	1,714,381
Construction in Progress
Property, Plant and Equipment, Net
Total		$ 5,811